EQUITY	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
Equity
NOTE 7 – Equity:

Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive loss for the three months ended September 30, 2015 and 2014:
		Three months ended September 30, 2015
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

		U.S.$ in millions
Currency translation adjustment		$(212)	$-	$(212)	$-	$(212)
Unrealized gain (loss) from available-for-sale securities	Loss on marketable securities, reclassified to financial expenses - net	(664)	630	(34)	7	(27)
Unrealized gain (loss) from derivative financial instruments	Gain on derivative financial instruments reclassified to net revenue	(4)	(3)	(7)	*	(7)
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	(6)	1	(5)	*	(5)
Total accumulated other comprehensive income (loss)		$(886)	$628	$(258)	$7	$(251)

		Three months ended September 30, 2014
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

		U.S.$ in millions
Currency translation adjustment		$(717)	$-	$(717)	$-	$(717)
Unrealized gain (loss) from available-for-sale securities	Loss on marketable securities, reclassified to financial expenses - net	(29)	6	(23)	*	(23)
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments, reclassified to net revenues	155	1	156	-	156
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	*	*	*	*	*
Total accumulated other comprehensive income (loss)		$(591)	$7	$(584)	$ *	$(584)

* Represents an amount less than $0.5 million.
** Reclassified to cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.

The following tables present the changes in the components of accumulated other comprehensive loss for the nine months ended September 30, 2015 and 2014:
		Nine months ended September 30, 2015
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

		U.S.$ in millions
Currency translation adjustment		$(897)	$-	$(897)	$-	$(897)
Unrealized gain (loss) from available-for-sale securities	Loss on marketable securities**	(737)	735	(2)	*	(2)
Unrealized gain (loss) from derivative financial instruments	Gain on derivative financial instruments***	104	(2)	102	-	102
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items****	(6)	3	(3)	2	(1)
Total accumulated other comprehensive income (loss)		$(1,536)	$736	$(800)	$2	$(798)

		Nine months ended September 30, 2014
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

		U.S.$ in millions
Currency translation adjustment	Currency translation adjustment, reclassified to general and administrative expenses	$(884)	$(5)	$(889)	$-	$(889)
Unrealized gain (loss) from available-for-sale securities	Loss on marketable securities, reclassified to financial expenses - net	(20)	3	(17)	*	(17)
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments, reclassified to net revenues	148	3	151	-	151
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items****	*	1	1	5	6
Total accumulated other comprehensive income (loss)		$(756)	$2	$(754)	$5	$(749)

* Represents an amount less than $0.5 million.
** $630 million loss reclassified to financial expenses - net and $105 million loss reclassified to impairments, restructuring and others.
*** $26 million loss reclassified to financial expenses - net and $28 million gain reclassified to net revenues.
**** Reclassified to cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.

Share repurchase program

In October 2014, Teva's board of directors authorized the Company to increase its share repurchase program up to $3 billion of its ordinary shares and American Depositary Shares. As of September 30, 2015, $2.1 billion remained available for repurchases. This repurchase authorization has no time limit. Repurchases may be commenced or suspended at any time.

Teva did not repurchase any of its shares during the second or third quarter of 2015.

As of September 30, 2015, Teva's treasury share balance amounted to 109 million shares compared to 105 million shares as of December 31, 2014.

The following table summarizes the shares repurchased and the amount Teva spent on these repurchases:

	Nine months ended September 30,

	2015	2014
	in millions
Amount spent on shares repurchased	$439	$-
Number of shares repurchased	7.7	-